Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2010	2011
	US$	US$
Salaries and social welfare payables	674	1,109
Other taxes payables	440	1,031
Rental payables	150	211
Accrued legal and professional expenses	500	790
Accrued traveling and entertainment expenses	28	164
Others	150	351

Total	1,942	3,656